Schedule of foreign currency risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Trade and other receivables	$ 40,086		$ 32,002
Cash and cash equivalents	8,396,552	$ 8,577,947	24,312	$ 66,184	$ 197,709	$ 216,752
Trade and other payables	(134,275)		(53,266)
Overall net exposure	$ 8,302,363		$ 3,048